Long-Term Debt - Disclosure of the Movement of the Corporation's Long-Term Debt Balance (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Long Term Debt [Abstract]
Deferred financing costs reclassified to prepaid expenses and other non-current assets	$ 6.8
Repayment of revolving credit facility	$ 100.0